INCOME TAXES - Additional Information (Details) - USD ($)	12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
Deferred Tax Assets, Operating Loss Carryforwards, Domestic	$ 37,018,000	$ 31,119,000
Deferred Tax Assets, Tax Credit Carryforwards, Research	946,158	928,734
Deferred Tax Assets, Tax Credit Carryforwards, Indefinite Life	2,740	3,152
Deferred Tax Assets, Operating Loss Carryforwards, State and Local	36,033,000	30,737,000
Valuation Allowance, Deferred Tax Asset, Increase (Decrease), Amount	1,626,000	1,459,000
Effective Income Tax Rate Reconciliation at Federal Statutory Income Tax Rate, Amount	0
Expire In 2023
Deferred Tax Assets, Tax Credit Carryforwards, Research	384,000	345,000
Expire In 2026
Deferred Tax Assets, Operating Loss Carryforwards, State and Local	21,750,000
Expire In 2028
Deferred Tax Assets, Tax Credit Carryforwards, Research	643,000	557,000
Deferred Tax Assets, Tax Credit Carryforwards, Indefinite Life	$ 15,268,000	$ 9,369,000